4. Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories	Inventories consist of the following at:
	March 31, 2016	December 31, 2015
Finished Goods	$1,583,336	$–
Deposits on Inventory	140,420	879,504
	$1,723.756	$879,504

Inventories on hand at December 31, 2014 consist of finished goods from our previous F.I.T.T. brand energy shots. Deposits for inventories at December 31, 2015 are down payments for products of our new direct-selling business which were shipped to us in the first quarter of 2016.